J.P. MORGAN INCOME FUNDS

JPMorgan Trust II

JPMorgan High Yield Fund

(All Share Classes)

Supplement dated November 3, 2014

to the Prospectuses dated July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective November 1, 2014, the JPMorgan High Yield Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) have reduced the expense caps on the Fund’s share classes, except for Class A Shares.

CLASS A, B, C AND SELECT CLASS SHARES

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on pages 25-26 in the Fund’s Class A, Class B, Class C and Select Class Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	0.45	0.47	0.44	0.44
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses[1]	0.20	0.22	0.19	0.19
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.36	1.88	1.85	1.10
Fee Waivers and Expense Reimbursements[2]	(0.35)	(0.32)	(0.29)	(0.29)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.01	1.56	1.56	0.81

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, 1.55%, 1.55% and 0.80%, respectively, of the average daily net assets of Class A, Class B, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	756	1,060	1,919
CLASS B SHARES ($)	659	860	1,186	2,039
CLASS C SHARES ($)	259	554	1,186	2,146
SELECT CLASS SHARES ($)	83	321	578	1,314

SUP-HY-1114

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	474	756	1,060	1,919
CLASS B SHARES ($)	159	560	986	2,039
CLASS C SHARES ($)	159	554	974	2,146
SELECT CLASS SHARES ($)	83	321	578	1,314

CLASS R2, R5 AND R6 SHARES

The “Annual Fund Operating Expenses” and “Example” tables for the Fund on page 24 in the Fund’s Class R2, Class R5 and Class R6 Shares prospectus are hereby replaced with the corresponding tables below.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.60	0.26	0.12
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses[1]	0.35	0.21	0.12
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.76	0.92	0.78
Fee Waivers and Expense Reimbursements[2]	(0.45)	(0.16)	(0.07)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.31	0.76	0.71

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 0.75% and 0.70%, respectively, of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 11/1/15 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/15 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	133	510	912	2,036
CLASS R5 SHARES ($)	78	277	494	1,117
CLASS R6 SHARES ($)	73	242	426	960

CLASS A, B, C AND SELECT CLASS SHARES

Changes to Additional Fee and Expense Information. In connection with the reductions in the fee caps for the Class B, Class C and Select Class Shares, the following replaces the information in the table on page 170 and tables on pages 178-179 with respect to the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan High Yield Fund	A	1.01	1.36
	B	1.56	1.88
	C	1.56	1.85
	Select	0.81	1.10

JPMorgan High Yield Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$474	1.06%	0.09%	0.09%	$159	5.00%	3.44%	3.44%
October 31, 2016	139	6.12	3.73	3.64	194	10.25	6.70	3.15
October 31, 2017	144	11.42	7.51	3.64	201	15.76	10.06	3.15
October 31, 2018	149	16.99	11.42	3.64	207	21.55	13.53	3.15
October 31, 2019	154	22.84	15.48	3.64	213	27.63	17.10	3.15
October 31, 2020	160	28.98	19.68	3.64	220	34.01	20.79	3.15
October 31, 2021	166	35.43	24.04	3.64	227	40.71	24.60	3.15
October 31, 2022	172	42.21	28.55	3.64	234	47.75	28.52	3.15
October 31, 2023	178	49.32	33.23	3.64	242	55.13	32.57	3.15
October 31, 2024	184	56.78	38.08	3.64	249	62.89	36.75	3.15

1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first and second year (period ended October 31, 2015) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$259	4.00%	2.44%	2.44%

	Class B1
	Annual Costs		Gross Cumulative Return		Net Cumulative Return		Net Annual Return
Period Ended	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]	Without Redemption	With Redemption[2]
October 31, 2015	$159	$659	5.00%	0.00%	3.44%	-1.56%	3.44%	-1.56%
October 31, 2016	198	598	10.25	6.25	6.67	2.67	3.12	-0.75
October 31, 2017	204	504	15.76	12.76	10.00	7.00	3.12	0.31
October 31, 2018	210	510	21.55	18.55	13.43	10.43	3.12	0.39
October 31, 2019	217	417	27.63	25.63	16.97	14.97	3.12	1.36
October 31, 2020	223	323	34.01	33.01	20.62	19.62	3.12	2.27
October 31, 2021	230	230	40.71	40.71	24.38	24.38	3.12	3.12
October 31, 2022	237	237	47.75	47.75	28.26	28.26	3.12	3.12
October 31, 2023	178	178	55.13	55.13	32.93	32.93	3.64	3.64
October 31, 2024	184	184	62.89	62.89	37.77	37.77	3.64	3.64

1	Class B shares automatically convert to Class A shares after eight years.
2	The “With Redemption” numbers for each period assume that the shareholder redeemed at the end of the period stated and did not redeem in prior periods.

	Select Class
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$83	5.00%	4.19%	4.19%
October 31, 2016	117	10.25	8.25	3.90
October 31, 2017	121	15.76	12.48	3.90
October 31, 2018	126	21.55	16.86	3.90
October 31, 2019	131	27.63	21.42	3.90
October 31, 2020	136	34.01	26.15	3.90
October 31, 2021	141	40.71	31.07	3.90
October 31, 2022	147	47.75	36.19	3.90
October 31, 2023	153	55.13	41.50	3.90
October 31, 2024	159	62.89	47.02	3.90

CLASS R2, R5 AND R6 SHARES

Changes to Additional Fee and Expense Information. In connection with the reductions in the fee caps for the Class R2, Class R5 and Class R6 Shares, the following replaces the information in the table on page 148 and tables on pages 151-152 with respect to the Fund:

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan High Yield Fund	R2	1.31	1.76
	R5	0.76	0.92
	R6	0.71	0.78

JPMorgan High Yield Fund

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$133	5.00%	3.69%	3.69%
October 31, 2016	185	10.25	7.05	3.24
October 31, 2017	191	15.76	10.52	3.24
October 31, 2018	198	21.55	14.10	3.24
October 31, 2019	204	27.63	17.80	3.24
October 31, 2020	211	34.01	21.61	3.24
October 31, 2021	218	40.71	25.55	3.24
October 31, 2022	225	47.75	29.62	3.24
October 31, 2023	232	55.13	33.82	3.24
October 31, 2024	239	62.89	38.16	3.24

	Class R5
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$78	5.00%	4.24%	4.24%
October 31, 2016	98	10.25	8.49	4.08
October 31, 2017	102	15.76	12.92	4.08
October 31, 2018	106	21.55	17.53	4.08
October 31, 2019	110	27.63	22.32	4.08
October 31, 2020	115	34.01	27.31	4.08
October 31, 2021	120	40.71	32.51	4.08
October 31, 2022	124	47.75	37.91	4.08
October 31, 2023	129	55.13	43.54	4.08
October 31, 2024	135	62.89	49.40	4.08

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2015	$73	5.00%	4.29	4.29%
October 31, 2016	83	10.25	8.69	4.22
October 31, 2017	87	15.76	13.28	4.22
October 31, 2018	90	21.55	18.06	4.22
October 31, 2019	94	27.63	23.04	4.22
October 31, 2020	98	34.01	28.23	4.22
October 31, 2021	102	40.71	33.64	4.22
October 31, 2022	106	47.75	39.28	4.22
October 31, 2023	111	55.13	45.16	4.22
October 31, 2024	116	62.89	51.29	4.22

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE